SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, net	$ 3,259,037	$ 4,023,993
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, net	1,730,032	2,814,212
TAIWAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, net	$ 1,529,005	$ 1,209,781